Trade and other receivables - Risk exposure and expected losses (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables
Trade and other current receivables	€ 10,926	€ 12,873
Expected loss (% net of counterpart risk mitigation factors)	22.40%	20.10%
Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 14,083	€ 16,119
Accumulated impairment
Trade and other receivables
Trade and other current receivables	(3,157)	(3,246)
Performing receivables | Low risk
Trade and other receivables
Trade and other current receivables	€ 3,450	€ 4,756
Expected loss (% net of counterpart risk mitigation factors)	0.90%	0.30%
Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 3,482	€ 4,769
Performing receivables | Low risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(32)	(13)
Performing receivables | Medium Risk
Trade and other receivables
Trade and other current receivables	€ 3,795	€ 3,453
Expected loss (% net of counterpart risk mitigation factors)	0.60%	0.10%
Performing receivables | Medium Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 3,816	€ 3,457
Performing receivables | Medium Risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(21)	(4)
Performing receivables | High Risk
Trade and other receivables
Trade and other current receivables	€ 438	€ 1,449
Expected loss (% net of counterpart risk mitigation factors)	6.20%	1.10%
Performing receivables | High Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 467	€ 1,465
Performing receivables | High Risk | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(29)	(16)
Defaulted receivables
Trade and other receivables
Trade and other current receivables	€ 1,716	€ 1,776
Expected loss (% net of counterpart risk mitigation factors)	58.60%	58.90%
Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 4,145	€ 4,323
Defaulted receivables | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(2,429)	(2,547)
Eni gas e luce customers
Trade and other receivables
Trade and other current receivables	€ 1,527	€ 1,439
Expected loss (% net of counterpart risk mitigation factors)	29.70%	31.60%
Eni gas e luce customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 2,173	€ 2,105
Eni gas e luce customers | Accumulated impairment
Trade and other receivables
Trade and other current receivables	(646)	(666)
Business customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	5,927	7,040
Business customers | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	1,398	1,922
Business customers | Performing receivables | Medium Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	2,746	2,882
Business customers | Performing receivables | High Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	432	840
Business customers | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	1,351	1,396
National oil companies and public administrations | Gross carrying amount
Trade and other receivables
Trade and other current receivables	4,121	4,627
National oil companies and public administrations | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	841	1,201
National oil companies and public administrations | Performing receivables | Medium Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	620	472
National oil companies and public administrations | Performing receivables | High Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	7	244
National oil companies and public administrations | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	2,653	2,710
Other counterparties | Gross carrying amount
Trade and other receivables
Trade and other current receivables	4,035	4,452
Other counterparties | Performing receivables | Low risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	1,243	1,646
Other counterparties | Performing receivables | Medium Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	450	103
Other counterparties | Performing receivables | High Risk | Gross carrying amount
Trade and other receivables
Trade and other current receivables	28	381
Other counterparties | Defaulted receivables | Gross carrying amount
Trade and other receivables
Trade and other current receivables	141	217
Other counterparties | Eni gas e luce customers | Gross carrying amount
Trade and other receivables
Trade and other current receivables	€ 2,173	€ 2,105